Fair value of financial instruments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Fair value of financial instruments [Line Items]
Allowance for expected credit losses	$ 81,294	$ 105,988	$ 89,974
Unearned interest and deferred fees	(4,985)	(7,249)
Securities [Member]
Disclosure of Fair value of financial instruments [Line Items]
Allowance for expected credit losses	$ 196	$ 602